12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)				12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Mineral exploration expenses related to depreciation				$ 0	$ 10,996	$ 23,796
Share issue costs included in accounts payable and accrued liabilities	$ 1,805	$ 0	$ 3,311
Share issue costs included in Due to related parties	$ 74,550	$ 77,800	$ 32,000